SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans) (Details)	Dec. 31, 2021 shares
Stockholders' Equity Note [Abstract]
Share options exercised and outstanding	27,941,346
RSUs vested and outstanding	4,501,870
Ordinary shares available for issuance under the Equity Incentive Plans	869,751
Total reserved and authorized shares as of December 31, 2021	33,312,967